Financial Income and Expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Income and Expenses
Total interest paid	€ 19,689	€ 7,143	€ 4,234
Total interest expense	2,589
Write Off Of Loan Fees	€ 2,400	1,900	€ 900
Amendment To Prior Debt Facility		€ 1,000